TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

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Transamerica Janus Balanced VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica WMC US Growth VP

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Transamerica Janus Balanced VP

MANAGEMENT FEES:

Effective as of August 1, 2021, the portfolio will revise its management and sub-advisory fee schedules as described below and the following changes will be made to the portfolio’s Prospectus, Summary Prospectus and Statement of Additional Information, as applicable.

Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $250 million	0.76%
Over $250 million up to $500 million	0.73%
Over $500 million up to $1 billion	0.705%
Over $1 billion up to $1.25 billion	0.68%
In excess of $1.25 billion	0.63%

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Janus Balanced VP: Effective August 1, 2021, the management fee is 0.76% of the first $250 million; 0.73% over $250 billion up to $500 million; 0.705% over $500 million up to $1 billion; 0.68% over $1 billion up to $1.25 billion; and 0.63% in excess of $1.25 billion in average daily net assets. Prior to August 1, 2021, the management fee was 0.76% of the first $250 million; 0.73% over $250 million up to $500 million; 0.705% over $500 million up to $1 billion; and 0.68% in excess of $1 billion in average daily net assets.

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The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Janus Balanced VP	0.76% of the first $250 million 0.73% over $250 million up to $500 million 0.705% over $500 million up to $1 billion 0.68% over $1 billion up to $1.25 billion 0.63% in excess of $1.25 billion

SUB-ADVISORY FEES:

The following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Janus Balanced VP	Janus Capital Management LLC	0.325% of the first $1 billion 0.30% over $1 billion up to $1.25 billion 0.25% in excess of $1.25 billion

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Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT FEES:

Effective as of August 1, 2021, the portfolio will revise its management fee schedule as described below and the following changes will be made to the portfolio’s Prospectus, Summary Prospectus and Statement of Additional Information, as applicable.

Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $750 million	0.755%
Over $750 million up to $1.5 billion	0.715%
Over $1.5 billion up to $3 billion	0.645%
Over $3 billion up to $5 billion	0.63%
Over $5 billion up to $7 billion	0.57%
In excess of $7 billion	0.55%

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Morgan Stanley Capital Growth VP: Effective August 1, 2021, the management fee is 0.755% of the first $750 million; 0.715% over $750 billion up to $1.5 billion; 0.645% over $1.5 billion up to $3 billion; 0.63% over $3 billion up to $5 billion; 0.57% over $5 billion up to $7 billion; and 0.55% in excess of $7 billion in average daily net assets. Prior to August 1, 2021, the management fee was 0.755% of the first $750 million; 0.715% over $750 million up to $1.5 billion; 0.645% over $1.5 billion up to $3 billion; 0.63% over $3 billion up to $5 billion; and 0.58% in excess of $5 billion in average daily net assets.

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The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Morgan Stanley Capital Growth VP

0.755% of the first $750 million

0.715% over $750 million up to $1.5 billion

0.645% over $1.5 billion up to $3 billion

0.63% over $3 billion up to $5 billion

0.57% over $5 billion up to $7 billion

0.55% in excess of $7 billion

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Transamerica WMC US Growth VP

MANAGEMENT FEES:

Effective as of August 1, 2021, the portfolio will revise its management fee schedule as described below and the following changes will be made to the portfolio’s Prospectus, Summary Prospectus and Statement of Additional Information, as applicable.

Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $500 million	0.68%
Over $500 million up to $800 million	0.67%
Over $800 million up to $1 billion	0.6575%
Over $1 billion up to $2 billion	0.613%
Over $2 billion up to $3 billion	0.605%
Over $3 billion up to $4 billion	0.59%
Over $4 billion up to $5 billion	0.575%
Over $5 billion up to $7 billion	0.57%
In excess of $7 billion	0.55%

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica WMC US Growth VP: Effective August 1, 2021, the management fee is 0.68% of the first $500 million; 0.67% over $500 billion up to $800 million; 0.6575% over $800 million up to $1 billion; 0.613% over $1 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; 0.57% over $5 billion up to $7 billion; and 0.55% in excess of $7 billion in average daily net assets. Prior to August 1, 2021, the management fee was 0.68% of the first $500 million; 0.67% over $500 billion up to $800 million; 0.6575% over $800 million up to $1 billion; 0.613% over $1 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; and 0.57% in excess of $5 billion in average daily net assets.

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica WMC US Growth VP

0.68% of the first $500 million

0.67% over $500 million up to $800 million

0.6575% over $800 million up to $1 billion

0.613% over $1 billion up to $2 billion

0.605% over $2 billion up to $3 billion

0.59% over $3 billion up to $4 billion

0.575% over $4 billion up to $5 billion

0.57% over $5 billion up to $7 billion

0.55% in excess of $7 billion

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Investors Should Retain this Supplement for Future Reference

June 23, 2021